Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 12, 2018	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		$ 1,768,510	$ 1,744,859	$ 1,768,510
New loans			919,530	1,933,898
Adoption IFRS 16				105,238
Scheduled repayments			(494,502)	(831,000)
Early repayments			(906,000)	(1,225,747)
Other changes			(1,894)	(5,003)
Translation differences			11,420	(1,037)
Carrying amount of liability at the end of the period			1,273,413	1,744,859
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		433,662	630,363	433,662
Carrying amount of liability at the end of the period			631,044	630,363
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,135,969	893,291	1,135,969
Carrying amount of liability at the end of the period			524,781	893,291
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,569,631	1,523,654	1,569,631
Carrying amount of liability at the end of the period			1,155,825	1,523,654
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		198,879	221,205	198,879
Carrying amount of liability at the end of the period			117,588	221,205
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,560,002	1,223,451	1,560,002
New loans			630,000	986,755
Adoption IFRS 16				0
Scheduled repayments			(88,989)	(92,651)
Early repayments		(7,300)	(905,000)	(1,225,747)
Other changes			(2,602)	(4,908)
Translation differences			0	0
Carrying amount of liability at the end of the period			856,860	1,223,451
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		433,662	628,711	433,662
Carrying amount of liability at the end of the period			631,044	628,711
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		987,803	545,233	987,803
Carrying amount of liability at the end of the period			205,274	545,233
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,421,465	1,173,944	1,421,465
Carrying amount of liability at the end of the period			836,318	1,173,944
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		138,537	49,507	138,537
Carrying amount of liability at the end of the period			20,542	49,507
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		148,166	198,571	148,166
New loans			0	50,500
Adoption IFRS 16				0
Scheduled repayments			0	0
Early repayments	$ (205,700)		(1,000)	0
Other changes			708	(95)
Translation differences			0	0
Carrying amount of liability at the end of the period			198,279	198,571
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		148,166	198,571	148,166
Carrying amount of liability at the end of the period			198,279	198,571
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		148,166	198,571	148,166
Carrying amount of liability at the end of the period			198,279	198,571
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			0	0
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	75,624	0
New loans			25,703	498
Adoption IFRS 16				105,238
Scheduled repayments			(34,492)	(30,214)
Early repayments			0	0
Other changes			0	0
Translation differences			86	102
Carrying amount of liability at the end of the period			66,921	75,624
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	1,652	0
Carrying amount of liability at the end of the period			0	1,652
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	41,509	0
Carrying amount of liability at the end of the period			21,172	41,509
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	43,161	0
Carrying amount of liability at the end of the period			21,172	43,161
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	32,463	0
Carrying amount of liability at the end of the period			45,749	32,463
Other borrowings
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		60,342	247,213	60,342
New loans			263,827	896,145
Adoption IFRS 16				0
Scheduled repayments			(371,021)	(708,135)
Early repayments			0	0
Other changes			0	0
Translation differences			11,334	(1,139)
Carrying amount of liability at the end of the period			151,353	247,213
Other borrowings | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			0	0
Other borrowings | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	107,978	0
Carrying amount of liability at the end of the period			100,056	107,978
Other borrowings | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	107,978	0
Carrying amount of liability at the end of the period			100,056	107,978
Other borrowings | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		$ 60,342	139,235	60,342
Carrying amount of liability at the end of the period			$ 51,297	$ 139,235